Inventories	12 Months Ended
Jun. 30, 2026
Inventories
Inventories

15. Inventories

Breakdown of Group’s inventories as of June 30, 2026 and 2025 are as follows:

	06.30.2026	06.30.2025
Crops	160,958	131,757
Materials and supplies	86,411	102,677
Sugarcane	1,763	1,712
Agricultural inventories	249,132	236,146
Supplies for hotels	1,088	780
Total inventories	250,220	236,926

As of June 30, 2026 and 2025 the cost of inventories recognized as expense amounted to ARS 434,401 and ARS 375,202 respectively and have been included in “Costs” in the Consolidated Statement of Income and Other Comprehensive Income.